Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2012
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class A Shares
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%
Acquired fund fees and expenses	0.74%
Total annual Fund operating expenses	1.24%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class B Shares
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%
Acquired fund fees and expenses	0.74%
Total annual Fund operating expenses	1.99%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class C Shares
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%
Acquired fund fees and expenses	0.74%
Total annual Fund operating expenses	1.99%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class R Shares
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.19%
Acquired fund fees and expenses	0.74%
Total annual Fund operating expenses	1.49%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class T Shares
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.49%
Acquired fund fees and expenses	0.74%
Total annual Fund operating expenses	1.29%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class A Shares
Operating Expenses:
Management fees	0.02%	[1],[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	1.34%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class B Shares
Operating Expenses:
Management fees	0.02%	[1],[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	2.09%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class C Shares
Operating Expenses:
Management fees	0.02%	[1],[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	2.09%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class R Shares
Operating Expenses:
Management fees	0.02%	[1],[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.23%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	1.59%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Growth Portfolio) | Class R4 Shares
Operating Expenses:
Management fees	0.02%	[1],[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.35%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	1.21%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class A Shares
Operating Expenses:
Management fees	0.09%	[1],[5]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%
Acquired fund fees and expenses	0.60%
Total annual Fund operating expenses	1.23%
Fee waivers and/or reimbursements	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.18%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class B Shares
Operating Expenses:
Management fees	0.09%	[1],[5]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%
Acquired fund fees and expenses	0.60%
Total annual Fund operating expenses	1.98%
Fee waivers and/or reimbursements	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.93%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class C Shares
Operating Expenses:
Management fees	0.09%	[1],[5]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%
Acquired fund fees and expenses	0.60%
Total annual Fund operating expenses	1.98%
Fee waivers and/or reimbursements	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.93%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income and Growth Portfolio) | Class R Shares
Operating Expenses:
Management fees	0.09%	[1],[5]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.29%
Acquired fund fees and expenses	0.60%
Total annual Fund operating expenses	1.48%
Fee waivers and/or reimbursements	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.43%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class A Shares
Operating Expenses:
Management fees	0.10%	[1],[7]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.86%	[8]
Acquired fund fees and expenses	0.51%
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.62%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.10%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class B Shares
Operating Expenses:
Management fees	0.10%	[1],[7]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.86%	[8]
Acquired fund fees and expenses	0.51%
Total annual Fund operating expenses	2.47%
Fee waivers and/or reimbursements	(0.62%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%	[3]
(Columbia LifeGoal® Portfolios - ABCRR4T) | (Columbia LifeGoal® Income Portfolio) | Class C Shares
Operating Expenses:
Management fees	0.10%	[1],[7]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.86%	[8]
Acquired fund fees and expenses	0.51%
Total annual Fund operating expenses	2.47%
Fee waivers and/or reimbursements	(0.62%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.85%	[3]
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Balanced Growth Portfolio) | Class Z Shares
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.74%
Total annual Fund operating expenses	0.99%	[3]
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Growth Portfolio) | Class Z Shares
Operating Expenses:
Management fees	0.02%	[1],[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	1.09%	[3]
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income and Growth Portfolio) | Class Z Shares
Operating Expenses:
Management fees	0.09%	[1],[5]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%
Acquired fund fees and expenses	0.60%
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.05%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.93%	[3]
(Columbia LifeGoal® Portfolios - Z) | (Columbia LifeGoal® Income Portfolio) | Class Z Shares
Operating Expenses:
Management fees	0.10%	[1],[7]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.86%	[8]
Acquired fund fees and expenses	0.51%
Total annual Fund operating expenses	1.47%
Fee waivers and/or reimbursements	(0.62%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.85%	[3]
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A Shares
Operating Expenses:
Management fees	0.02%	[11]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.49%	[8]
Acquired fund fees and expenses	1.09%
Total annual Fund operating expenses	1.85%
Fee waivers and/or reimbursements	(0.51%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class B Shares
Operating Expenses:
Management fees	0.02%	[11]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.49%	[8]
Acquired fund fees and expenses	1.09%
Total annual Fund operating expenses	2.60%
Fee waivers and/or reimbursements	(0.51%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.09%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class C Shares
Operating Expenses:
Management fees	0.02%	[11]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.49%	[8]
Acquired fund fees and expenses	1.09%
Total annual Fund operating expenses	2.60%
Fee waivers and/or reimbursements	(0.51%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.09%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class R Shares
Operating Expenses:
Management fees	0.02%	[11]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.49%	[8]
Acquired fund fees and expenses	1.09%
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(0.51%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z Shares
Operating Expenses:
Management fees	0.02%	[11]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.49%	[8]
Acquired fund fees and expenses	1.09%
Total annual Fund operating expenses	1.60%
Fee waivers and/or reimbursements	(0.51%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Management fees are composed of an investment advisory fee of 0.04% and an administration fee of 0.02%. Columbia Management Investment Advisers, LLC (the Investment Manager) has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Investment Manager) (ii) 0.55% on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that do not pay an advisory fee (including exchange-traded funds, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[4]	Management fees are composed of an investment advisory fee of 0.00% and an administration fee of 0.02%. Columbia Management Investment Advisers, LLC (the Investment Manager) has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Investment Manager) (ii) 0.55% on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that do not pay an advisory fee (including exchange-traded funds, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[5]	Management fees are composed of an investment advisory fee of 0.07% and an administration fee of 0.02%. Columbia Management Investment Advisers, LLC (the Investment Manager) has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Investment Manager) (ii) 0.55% on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that do not pay an advisory fee (including exchange-traded funds, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[6]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until May 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B, 1.26% for Class C and 0.76% for Class R.
[7]	Management fees are composed of an investment advisory fee of 0.08% and an administration fee of 0.02%. Columbia Management Investment Advisers, LLC (the Investment Manager) has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0% on its assets that are invested in funds that pay an investment advisory fee to the Investment Manager; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[8]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[9]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until May 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[10]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until May 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.26% for Class Z.
[11]	Management fees are composed of an investment advisory fee of 0.00% and an administration fee of 0.02%.
[12]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until May 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.25% for Class A, 1.00% for Class B, 1.00% for Class C, and 0.50% for Class R.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until May 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.00% for Class Z.